January 30, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Ariel Growth Fund - File Nos. 33-7699 and 811-4786

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of Ariel Growth Fund (the Registrant), the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information, each dated February 1, 1996, that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 17 to its registration statement on Form N-1A. The text of such Amendment to the registration statement was filed electronically.

     Questions regarding this filing may be directed to Ms. Jessica R. Droeger at (312) 580-2367.

                                        Very truly yours,

                                        /s/ Roger Schmitt
                                        -----------------
                                        Roger Schmitt, Vice President